Other current receivables	6 Months Ended
Jun. 30, 2025
Other Current Receivables [Abstract]
Other current receivables

Note 16. Other current receivables

	June 30, 2025	December 31, 2024
Value added tax	7,961	6,169
Advance payments to vendors	1,673	1,158
Short-term derivatives	4	—
Other	8,330	8,411
Total	17,968	15,738